NET FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2019
Net financial (expenses)/income [Abstract]
NET FINANCIAL EXPENSES
NET FINANCIAL EXPENSES
The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2019	2018	2017
Financial income:	(€ thousand)
Interest income from bank deposits	1,690	1,445	1,153
Other interest income and financial income	4,116	677	5,284
Interest income and other financial income	5,806	2,122	6,437
Finance income from financial services activities	66,386	52,702	50,254
Total financial income	72,192	54,824	56,691

Total financial income relating to:
Industrial activities (A)	5,806	2,122	6,437
Financial services activities (reported in net revenues)	66,386	52,702	50,254

Financial expenses:
Capitalized borrowing costs	2,671	2,884	1,578
Other interest cost and financial expenses	(2,427)	(1,046)	(3,775)
Interest expenses and other financial expenses	244	1,838	(2,197)
Interest expenses from banks	(27,432)	(21,486)	(23,057)
Interest and other finance costs on bonds and notes	(20,703)	(12,386)	(9,231)
Write-downs of financial receivables	(4,739)	(3,326)	(3,530)
Other financial expenses	(13,949)	(8,494)	(12,008)
Total financial expenses	(66,579)	(43,854)	(50,023)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(26,392)	(15,659)	(16,619)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(92,971)	(59,513)	(66,642)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial activities (B)	(47,888)	(25,685)	(35,697)
Financial services activities (reported in cost of sales)	(45,083)	(33,828)	(30,945)

Net financial expenses relating to industrial activities (A+B)	(42,082)	(23,563)	(29,260)

Interest and other finance costs on bonds and notes for the year ended December 31, 2019 includes costs of €8,142 thousand for the partial repurchase of bonds following a cash tender offer in July (in particular the repurchase price and premium incurred, as well as previously unamortized issuance costs).